Condensed Interim Consolidated Balance Sheets (unaudited) (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Provision for doubtful accounts	$ 20	$ 20
Treasury shares held	55,096	14,971